Notes Payable:	12 Months Ended
Dec. 31, 2011
Notes Payable: [Abstract]
NOTES PAYABLE:

N O T E   I - N O T E S    P A Y A B L E :

The Company had a $5,000,000 unsecured line of credit with Silverton Bank, N.A. The line bore interest at .50% under Wall Street Journal Prime and required interest only payments quarterly with all principal and accrued interest due at maturity, which was July 6, 2009. The Company had a $2,500,000 unsecured line of credit with Mississippi National Bankers Bank. The line bore interest at Wall Street Journal Prime with a floor of 4.00% and required interest only payments quarterly with all principal and accrued interest due at maturity, which was March 11, 2010.